Goodwill (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2015 USD ($)
Goodwill [Roll Forward]
Goodwill, beginning balance at December 31, 2014	$ 72	[1]
Provisional goodwill recognized during the period	398	[2]
Goodwill, ending balance at June, 2015	470	[1]
Operating Segments | East
Goodwill [Roll Forward]
Goodwill, beginning balance at December 31, 2014	72	[1]
Provisional goodwill recognized during the period	398	[2]
Goodwill, ending balance at June, 2015	470	[1]
Operating Segments | West
Goodwill [Roll Forward]
Goodwill, beginning balance at December 31, 2014	0	[1]
Provisional goodwill recognized during the period	0	[2]
Goodwill, ending balance at June, 2015	$ 0	[1]

[1]	There were no accumulated impairment losses related to goodwill.
[2]	Recognized as a result of the acquisition of RJS Power. See Note 7 for additional information.